OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 6,321	$ 4,861
Production in process	4,049	3,264
Raw materials	5,883	5,141
Manufacturing supplies, spare parts and other	1,733	1,468
Total	$ 17,986	$ 14,734